Report of the directors financial review risk report - Retail analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Gross carrying/ nominal amount | Retail
Disclosure of financial assets [line items]
Financial assets	$ 391,113	$ 442,373
Gross carrying/ nominal amount | Mortgages | Retail | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	304,217	347,874
Gross carrying/ nominal amount | Mortgages | Retail | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	39,815	43,451
Gross carrying/ nominal amount | Mortgages | Retail | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	2,229	2,412
Gross carrying/ nominal amount | Credit cards | Retail | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	18,913	18,557
Gross carrying/ nominal amount | Credit cards | Retail | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	3,962	4,953
Gross carrying/ nominal amount | Credit cards | Retail | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	300	312
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	18,192	19,551
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	2,875	4,542
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	611	722
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(11,100)	(12,000)
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	(2,439)	(2,962)
Allowance for ECL | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,319)	(2,835)
Allowance for ECL | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,143)	(2,471)
Allowance for ECL | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,622)	(3,411)
Allowance for ECL | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(4,592)	(5,049)
Allowance for ECL | Mortgages | Retail | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(78)	(101)
Allowance for ECL | Mortgages | Retail | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(175)	(264)
Allowance for ECL | Mortgages | Retail | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(267)	(316)
Allowance for ECL | Mortgages | Retail | Consensus Central scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(67)	(92)
Allowance for ECL | Mortgages | Retail | Consensus Central scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(165)	(249)
Allowance for ECL | Mortgages | Retail | Consensus Central scenario allowance for ECL | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(265)	(314)
Allowance for ECL | Mortgages | Retail | Consensus Upside scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(51)	(77)
Allowance for ECL | Mortgages | Retail | Consensus Upside scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(144)	(225)
Allowance for ECL | Mortgages | Retail | Consensus Upside scenario allowance for ECL | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(259)	(307)
Allowance for ECL | Mortgages | Retail | Consensus Downside scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(104)	(145)
Allowance for ECL | Mortgages | Retail | Consensus Downside scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(187)	(280)
Allowance for ECL | Mortgages | Retail | Consensus Downside scenario allowance for ECL | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(272)	(322)
Allowance for ECL | Mortgages | Retail | Downside 2 scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(283)	(303)
Allowance for ECL | Mortgages | Retail | Downside 2 scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(343)	(429)
Allowance for ECL | Mortgages | Retail | Downside 2 scenario allowance for ECL | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(309)	(352)
Allowance for ECL | Credit cards | Retail | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(248)	(249)
Allowance for ECL | Credit cards | Retail | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(597)	(707)
Allowance for ECL | Credit cards | Retail | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(190)	(193)
Allowance for ECL | Credit cards | Retail | Consensus Central scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(233)	(232)
Allowance for ECL | Credit cards | Retail | Consensus Central scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(540)	(657)
Allowance for ECL | Credit cards | Retail | Consensus Central scenario allowance for ECL | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(190)	(193)
Allowance for ECL | Credit cards | Retail | Consensus Upside scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(201)	(180)
Allowance for ECL | Credit cards | Retail | Consensus Upside scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(495)	(546)
Allowance for ECL | Credit cards | Retail | Consensus Upside scenario allowance for ECL | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(190)	(192)
Allowance for ECL | Credit cards | Retail | Consensus Downside scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(290)	(329)
Allowance for ECL | Credit cards | Retail | Consensus Downside scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(649)	(859)
Allowance for ECL | Credit cards | Retail | Consensus Downside scenario allowance for ECL | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(193)	(194)
Allowance for ECL | Credit cards | Retail | Downside 2 scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(630)	(604)
Allowance for ECL | Credit cards | Retail | Downside 2 scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(1,400)	(1,415)
Allowance for ECL | Credit cards | Retail | Downside 2 scenario allowance for ECL | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(196)	(197)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(223)	(218)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(356)	(540)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(304)	(373)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(211)	(205)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(344)	(519)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario allowance for ECL | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(304)	(373)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(188)	(151)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(310)	(423)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario allowance for ECL | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(304)	(370)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(246)	(272)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(377)	(636)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario allowance for ECL | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(305)	(375)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(499)	(501)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(624)	(868)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario allowance for ECL | Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(306)	(379)
UK | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	161,684	161,127
UK | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	7,448	7,582
UK | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	8,023	8,183
UK | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(162)	(189)
UK | Allowance for ECL | Mortgages | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(152)	(180)
UK | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(146)	(172)
UK | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(169)	(201)
UK | Allowance for ECL | Mortgages | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(320)	(334)
UK | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(253)	(344)
UK | Allowance for ECL | Credit cards | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(249)	(340)
UK | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(210)	(302)
UK | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(266)	(353)
UK | Allowance for ECL | Credit cards | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(403)	(486)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(235)	(341)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(232)	(333)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(199)	(273)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(260)	(383)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(315)	(515)
Mexico | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	8,315	8,666
Mexico | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	2,271	2,445
Mexico | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	4,148	4,529
Mexico | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(178)	(188)
Mexico | Allowance for ECL | Mortgages | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(168)	(180)
Mexico | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(138)	(150)
Mexico | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(206)	(235)
Mexico | Allowance for ECL | Mortgages | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(358)	(363)
Mexico | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(318)	(295)
Mexico | Allowance for ECL | Credit cards | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(314)	(286)
Mexico | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(312)	(206)
Mexico | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(319)	(376)
Mexico | Allowance for ECL | Credit cards | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(400)	(489)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(443)	(513)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(438)	(503)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(428)	(426)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(453)	(600)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(550)	(731)
Hong Kong | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	105,741	106,136
Hong Kong | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	9,169	9,128
Hong Kong | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	6,442	6,269
Hong Kong | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(2)	(2)
Hong Kong | Allowance for ECL | Mortgages | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2)	(2)
Hong Kong | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1)	(1)
Hong Kong | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2)	(3)
Hong Kong | Allowance for ECL | Mortgages | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(8)	(5)
Hong Kong | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(260)	(287)
Hong Kong | Allowance for ECL | Credit cards | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(204)	(239)
Hong Kong | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(183)	(214)
Hong Kong | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(318)	(395)
Hong Kong | Allowance for ECL | Credit cards | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,096)	(887)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(110)	(109)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(94)	(100)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(86)	(88)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(116)	(124)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(425)	(256)
UAE | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	1,879	2,001
UAE | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	476	471
UAE | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	681	721
UAE | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(16)	(25)
UAE | Allowance for ECL | Mortgages | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(16)	(25)
UAE | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(16)	(25)
UAE | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(16)	(25)
UAE | Allowance for ECL | Mortgages | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(17)	(25)
UAE | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(26)	(24)
UAE | Allowance for ECL | Credit cards | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(25)	(24)
UAE | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(25)	(22)
UAE | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(26)	(25)
UAE | Allowance for ECL | Credit cards | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(35)	(32)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(20)	(20)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(19)	(20)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(19)	(19)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(20)	(21)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(29)	(28)
France | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets		20,589
France | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets		1,328
France | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets		(50)
France | Allowance for ECL | Mortgages | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(50)
France | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(50)
France | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(51)
France | Allowance for ECL | Mortgages | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(51)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets		(44)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(44)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(43)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(45)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(48)
US | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	15,367	14,385
US | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	193	204
US | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(7)	(8)
US | Allowance for ECL | Mortgages | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(7)	(4)
US | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(7)	(3)
US | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(8)	(4)
US | Allowance for ECL | Mortgages | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(14)	(10)
US | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(15)	(15)
US | Allowance for ECL | Credit cards | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(15)	(15)
US | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(14)	(10)
US | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(16)	(15)
US | Allowance for ECL | Credit cards | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(16)	(16)
CANADA | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets		25,464
CANADA | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets		338
CANADA | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets		1,368
CANADA | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets		(67)
CANADA | Allowance for ECL | Mortgages | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(65)
CANADA | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(64)
CANADA | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(70)
CANADA | Allowance for ECL | Mortgages | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(99)
CANADA | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets		(13)
CANADA | Allowance for ECL | Credit cards | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(13)
CANADA | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(12)
CANADA | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(16)
CANADA | Allowance for ECL | Credit cards | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(15)
CANADA | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets		(13)
CANADA | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(13)
CANADA | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(12)
CANADA | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(14)
CANADA | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(33)
Other geographies | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	53,273	55,368
Other geographies | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	3,618	3,655
Other geographies | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	2,384	2,416
Other geographies | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(155)	(152)
Other geographies | Allowance for ECL | Mortgages | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(151)	(149)
Other geographies | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(145)	(144)
Other geographies | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(161)	(158)
Other geographies | Allowance for ECL | Mortgages | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(219)	(198)
Other geographies | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(164)	(173)
Other geographies | Allowance for ECL | Credit cards | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(158)	(166)
Other geographies | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(144)	(151)
Other geographies | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(187)	(202)
Other geographies | Allowance for ECL | Credit cards | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(277)	(291)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(75)	(91)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(73)	(86)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(70)	(83)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(78)	(95)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (111)	$ (137)